CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - P3 Health Partners Inc. - USD ($)	Additional Paid-in Capital		Accumulated Deficit	Common Stock Common Class A	Common Stock Common Class V	Redeemable Non-Controlling Interests	Total
Financial Designation, Predecessor and Successor [Fixed List]							Predecessor
Financial Designation, Predecessor and Successor [Fixed List]							Successor
STOCKHOLDERS' EQUITY (DEFICIT) at Dec. 31, 2021	$ 312,945,752	[1]	$ (39,418,124)	$ 4,158	$ 19,655		$ 273,551,441
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 31, 2021				41,578,890	196,553,523
Balance at the end at Dec. 31, 2021						$ 1,790,617,285
STOCKHOLDERS' EQUITY (DEFICIT) at Dec. 03, 2021	312,945,752	[1]	(29,336,924)	$ 4,158	$ 19,655		283,632,641
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 03, 2021				41,578,890	196,553,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss			(10,081,200)				(10,081,200)
STOCKHOLDERS' EQUITY (DEFICIT) at Dec. 31, 2021	312,945,752	[1]	(39,418,124)	$ 4,158	$ 19,655		273,551,441
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 31, 2021				41,578,890	196,553,523
Balance at the beginning at Dec. 03, 2021						1,833,838,872
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock Compensation						4,635,142
Net Loss						(47,856,729)
Balance at the end at Dec. 31, 2021						1,790,617,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss			(10,577,504)				(10,577,504)
STOCKHOLDERS' EQUITY (DEFICIT) at Mar. 31, 2022	312,945,752		(49,995,628)	$ 4,158	$ 19,710		$ 262,973,992
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Mar. 31, 2022				41,578,890	197,103,345
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock Compensation						11,711,427
Net Loss						(50,212,750)
Financial Designation, Predecessor and Successor [Fixed List]							Successor
STOCKHOLDERS' EQUITY (DEFICIT) at Dec. 31, 2021	312,945,752	[1]	(39,418,124)	$ 4,158	$ 19,655		$ 273,551,441
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 31, 2021				41,578,890	196,553,523
STOCKHOLDERS' EQUITY (DEFICIT) at Jun. 30, 2022	312,945,752		(204,345,577)	$ 4,158	$ 20,142		$ 108,624,475
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Jun. 30, 2022				41,578,890	201,423,309
Balance at the beginning at Dec. 31, 2021						1,790,617,285
Financial Designation, Predecessor and Successor [Fixed List]							Successor
STOCKHOLDERS' EQUITY (DEFICIT) at Mar. 31, 2022	312,945,752		(49,995,628)	$ 4,158	$ 19,710		$ 262,973,992
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Mar. 31, 2022				41,578,890	197,103,345
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss			(154,349,949)				(154,349,949)
STOCKHOLDERS' EQUITY (DEFICIT) at Jun. 30, 2022	$ 312,945,752		$ (204,345,577)	$ 4,158	$ 20,142		$ 108,624,475
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Jun. 30, 2022				41,578,890	201,423,309
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock Compensation						3,715,553
Net Loss						$ (748,755,990)

[1]	Included in the opening balance are transactions completed in connection with the Business Combinations, including the PIPE investment of $195.3 million (net of issuance costs), the equity consideration to P3 shareholders of $80.3 million, and the trust proceeds (net of redemptions) of $37.4 million.